February 12, 2018

Securities and Exchange Commission
100 F Street
Washington, D.C. 20549-1004

Re:	Preliminary Proxy Material under Section 14 of the Securities Exchange Act of 1934 for:
Putnam Absolute Return 100 Fund (the “Fund”), a series of Putnam Funds Trust (the
“Trust”)
(Securities Act Registration No. 333-515; Investment Company Act File No. 811-07513)

Ladies and Gentlemen:

Pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, we are transmitting for filing via the EDGAR system on behalf of the Fund, the preliminary version of the proxy statement and proxies in the form in which such material are to be furnished to security holders in Putnam Absolute Return 100 Fund in connection with the meeting of shareholders to be held on May 23, 2018.

The proposal included in the Proxy Statement is:

Approving a new management contract that will eliminate your fund’s performance fee

Please call Caitlin Robinson at 617-760-0044 if you have any comments on this filing.

Very truly yours,

Nancy M. Days
Senior Manager, Legal Products

cc: Ropes & Gray